Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table)

Facilities	June 30, 2024	December 31, 2023
Macquarie loan (a)	$54,000	$66,000
2027 Secured Notes (b)	258,125	284,375
E.SUN, MICB, Cathay, Taishin Credit Facility (c)	21,600	28,500
Sinopac Credit Facility (d)	7,380	8,220
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (e)	62,697	73,283
Deutsche Credit Facility (f)	37,721	40,046
HCOB Credit Facility (g)	16,719	24,744
CACIB, Bank Sinopac, CTBC Credit Facility (h)	36,400	38,950
Chailease Credit Facility (i)	2,090	2,608
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (j)	133,200	149,200
Total credit facilities	$629,932	$715,926
Sale and Leaseback Agreement CMBFL - $120,000 (k)	51,737	64,438
Sale and Leaseback Agreement CMBFL - $54,000 (l)	34,236	36,018
Sale and Leaseback Agreement - Neptune $14,735 (m)	5,208	6,796
Total Sale and Leaseback Agreements	$91,181	$107,252
Total borrowings	$721,113	$823,178
Less: Current portion of long-term debt	(155,704)	(164,888)
Less: Current portion of Sale and Leaseback Agreements (k,l,m)	(17,973)	(28,365)
Less: Deferred financing costs (o)	(8,428)	(10,750)
Non-current portion of Long-Term Debt	$539,008	$619,175

Long-Term Debt - Repayment Schedule (Table)
Payment due by period ended	Amount
June 30, 2025	173,677
June 30, 2026	200,629
June 30, 2027	192,992
June 30, 2028	153,815
$721,113

Long-Term Debt - Schedule of Deferred Financing Costs (Table)
	June 30, 2024	December 31, 2023
Opening balance	$10,750	$15,136
Expenditure in the period	–	1,140
Amortization included within interest expense	(2,322)	(5,526)
Closing balance	$8,428	$10,750